CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 72.7	$ 320.6	$ 93.3
OTHER COMPREHENSIVE INCOME (LOSS)
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income (loss), net of income tax expense (benefit) of $0, $(2.8), and $3.4, respectively.	(33.3)	(5.1)	7.0
Net reclassification adjustment for amounts recognized in net income as a component of net periodic benefit cost, net of income tax expense of $0, $3.8, and $7.4, respectively.	11.4	7.4	13.8
OTHER COMPREHENSIVE INCOME (LOSS)	(21.9)	2.3	20.8
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 50.8	$ 322.9	$ 114.1